[logo] PIONEER Investments(R)




May 2, 2008



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Cash Reserves Fund (the "Fund"), a Series of
        Pioneer Money Market Trust (the "Trust")
     (File Nos. 33-13179 and 811-05099)
     CIK No. 0000812195

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information relating to the offering of the Fund's Class A, B and C shares, Class R shares, and Class Y shares, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 33 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on April 29, 2008 (Accession No. 0000812195-08-000006).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kate Alexander
    Kate Alexander

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."